Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016 [1]	Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Financial Risk Management
Cash and cash equivalents	$ 142,547	$ 56,506	$ 66,743	$ 66,743		$ 52,313
Trade and other receivables	3,629	4,201	6,096
Derivative financial instruments, current and non-current portion	577	0	$ 0
Credit risk
Financial Risk Management
Cash and cash equivalents	142,547	56,506
Short-term investments	0	6,000
Trade and other receivables	3,629	4,201
Derivative financial instruments, current and non-current portion	$ 6,615	$ 6,008

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).